Commitments and Contingencies - Accrued Limited Warranty (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) mi	Dec. 31, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Limited warranty, period	100 days
Limited warranty, miles | mi	4,189
Accrued limited warranty | $	$ 0.8	$ 0.3